Condensed financial information of the parent company Balance Sheets (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Assets
Cash	$ 41,167,501	$ 59,251,904
Current assets
Due from related parties	59,983	0
Other receivables	7,440,705	0
Total current assets	153,254,380	155,305,536
Non-current assets
Net assets	163,782,853	165,686,901	$ 38,191,746
Current liabilities
Due to related parties	948	57,632
Derivative liability	3,450,000	0
Total Liabilities	9,098,762	4,894,483
Ordinary share, $0.025 par value, 24,000,000 shares authorized, 23,906,985 and 22,311,215 shares issued and outstanding at September 30, 2022 and 2021, respectively1	597,675	557,781
Shareholders' equity
Additional paid-in capital	152,162,658	147,088,227
Retained earnings	14,903,491	9,127,377
Total shareholders' equity (net assets)	154,684,091	160,792,418	$ 29,155,157	$ 22,337,551
Total Liabilities and Equity	163,782,853	165,686,901
FAMI
Current assets
Total current assets	144,606,348	135,233,004
Non-current assets
Net assets	144,606,348	135,233,004
Current liabilities
Total Liabilities	5,683,459	1,724,060
Shareholders' equity
Total shareholders' equity (net assets)	138,922,889	133,508,944
FAMI | Reportable legal entity
Assets
Cash	4,057,179	522,915
Current assets
Due from related parties	0	0
Other receivables	103,858	125,081
Total current assets	4,161,037	647,996
Non-current assets
Investment in subsidiaries	156,151,565	160,199,022
Net assets	160,312,602	160,847,018
Current liabilities
Due to related parties	0	54,600
Convertible promissory notes	2,178,511	0
Derivative liability	3,450,000	0
Total Liabilities	5,628,511	54,600
Ordinary share, $0.025 par value, 24,000,000 shares authorized, 23,906,985 and 22,311,215 shares issued and outstanding at September 30, 2022 and 2021, respectively1	597,675	557,781
Shareholders' equity
Additional paid-in capital	152,162,658	147,088,227
Retained earnings	1,923,758	13,146,410
Total shareholders' equity (net assets)	154,684,091	160,792,418
Total Liabilities and Equity	$ 160,312,602	$ 160,847,018